Transactions and Balances with Interested and Related Parties (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Schedule of related party transactions
	Year ended
	December 31,
	2020	2019	2018
	USD in thousands

Subcontracted work and consulting	672	722	660
Share-based payments to service provider	67	37	43
	739	759	703
	As of December 31,
	2020	2019
	USD in thousands

Other accounts payable	70	67
	70	67